EXCELSIOR HEDGE FUND OF FUNDS I, LLC
                              Financial Statements
                                  (Unaudited)
                 Period from April 1, 2001 to September 30, 2001



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                      Excelsior Hedge Fund Of Funds I, LLC
                              Financial Statements
                                   (Unaudited)





                            Period from April 1, 2001
                              to September 30, 2001






                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets.........    1

Statement of Operations...................................................    2

Statements of Changes in Members' Equity - Net Assets.....................    3

Notes to Financial Statements.............................................    4

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3


                      Excelsior Hedge Fund of Funds I, LLC
 Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)

                                 September 30, 2001

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ASSETS

Investments in funds, at value (Cost $51,850,000)              $      53,378,826
Cash and cash equivalents                                                268,810
Other assets                                                               2,250
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Total Assets                                                          53,649,886
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LIABILITIES

Payables:
   Due to Advisor                                                        201,918
   Professional fees                                                      50,100
   Accrued expenses and other liabilities                                 15,302
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Total Liabilities                                                        267,320
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Net Assets                                                        $   53,382,566
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MEMBERS' EQUITY - NET ASSETS

Represented by:
   Capital                                                     $      52,485,000
   Accumulated net investment loss                                     (631,260)
   Accumulated net unrealized appreciation on investments              1,528,826
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Members' Equity - Net Assets                                      $   53,382,566
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The accompanying notes are an integral part of these financial statements.



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                      Excelsior Hedge Fund of Funds I, LLC
                       Statement of Operations (Unaudited)

                  Period from April 1, 2001 to September 30, 2001

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INVESTMENT INCOME

Interest                                                       $           4,028
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Total Investment Income                                                    4,028
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OPERATING EXPENSES

Management fee                                                           319,200
Professional fees                                                         87,455
Other expenses                                                            49,796
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Total Operating Expenses                                                 456,451
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Net Investment Loss                                                    (452,423)
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UNREALIZED GAIN FROM INVESTMENTS

Net unrealized appreciation from investments                             440,027
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Net Unrealized Gain from Investments                                     440,027
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DECREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                     $         (12,396)
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The accompanying notes are an integral part of these financial statements.



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                        Excelsior Hedge Fund of Funds I, LLC
        Statement of Changes in Members' Equity - Net Assets (Unaudited)

                    Period from April 1, 2001 to September 30, 2001

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OPERATIONS

Net investment loss                                           $        (452,423)
Net unrealized appreciation from investments                             440,027
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--------------------------------------------------------------------------------

Decrease in Members' Equity - Net Assets
                 Derived from Operations                                (12,396)
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CAPITAL TRANSACTIONS

Proceeds from members' subscriptions                                  32,285,000
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Increase in Members' Equity - Net Assets
                 Derived From Capital Transactions                    32,285,000
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MEMBERS' EQUITY - NET ASSETS
            AT BEGINNING OF PERIOD                                    21,109,962
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MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD                  $      53,382,566
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The accompanying notes are an integral part of these financial statements.



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                        Excelsior Hedge Fund of Funds I, LLC
                     Notes to Financial Statements (Unaudited)

                                 September 30, 2001
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1. Organization

Excelsior Hedge Fund of Funds I, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager multi-strategy program of investment in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Company invests as a limited partner along with other investors. Operations of the Company commenced on October 1, 2000.

NCT Opportunities, Inc., a North Carolina corporation, serves as the investment advisor of the Company (the "Advisor"). The Advisor is an indirect wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion. The Advisor expects that generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, in June and December. Members can only transfer or assign their Company interests under certain limited circumstances, with the written consent of the Managers, which may be withheld in their sole discretion.


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                                            Excelsior Hedge Fund of Funds I, LLC
                             Notes to Financial Statements (Unaudited) continued

                                                              September 30, 2001
      --------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Managers and the Advisor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Managers and the Advisor believe that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by or at the direction of the Advisor as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Managers.

The Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds as a return of capital.

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; the management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.


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                                            Excelsior Hedge Fund of Funds I, LLC
                             Notes to Financial Statements (Unaudited) continued

                                                              September 30, 2001
      --------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. The Company has a tax year end of December 31.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust account, which earn interest at money market rates.

Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

The Advisor provides certain investment advisory services including travel and other expenses related to the selection and monitoring of Investment Managers and fees paid to consultants. Further, the Advisor provides certain management and administrative services to the Company including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% of the Company's net assets. For the period from April 1, 2001 to September 30, 2001, the management fee was $319,200, of which $201,918 was payable at September 30, 2001.

Upon admission to the Company, each member pays the Advisor a special one-time fee to offset the Advisor's administrative costs of establishing accounts for investors and reviewing subscription applications and organizational costs (the "New Account Fee") in the amount of $5,000. The Advisor may, in its sole discretion, waive all or a portion of this fee charged to any member that has established multiple related accounts. The New Account Fee does not constitute assets of the Company.



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                                            Excelsior Hedge Fund of Funds I, LLC
                             Notes to Financial Statements (Unaudited) continued

                                                              September 30, 2001
      --------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

Each Manager, who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Managers for the period from April 1, 2001 to September 30, 2001 were $19,750.

U.S. Trust serves as custodian of the Company's assets and provides custodial services for the Company.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the period from April 1, 2001 to September 30, 2001, the Company incurred $21,272 for such administrative services.

Net profits and net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all members as of the last day of the fiscal period in accordance with members' respective investment percentages for the fiscal period, all as defined in the Company's Limited Liability Company Agreement.

4. Securities Transactions

Aggregate purchases of Investment Funds for the six months ended September 30, 2001, amounted to $31,750,000.





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                                            Excelsior Hedge Fund of Funds I, LLC
                             Notes to Financial Statements (Unaudited) continued

                                                              September 30, 2001
      --------------------------------------------------------------------------

5. Investments

As of September 30, 2001, the Company had investments in nineteen Investment Funds, none of which were related parties. The following table lists the Company's investments in Investment Funds as of September 30, 2001. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.5% to 1.5% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from 3 months to 1 year from initial investment.

                                                            % of
                                            Net             Members'
                                            Income/  Fair   Equity -
Investment Fund:                Cost       (Loss)    Value  Net Assets Liquidity
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Aragon, L.P.                    $1,000,000  $18,169  $1,018,169  1.91% Annually
Chilton New Era Partners, L.P.   2,500,000   80,496   2,580,496  4.83  Annually
Highline Life Sciences Fund, LLC 1,500,000  (57,788)  1,442,212  2.70  Annually
Ivory Capital II, L.P.           3,200,000     (102)  3,199,898  5.99  Annually
JLF Partners I, L.P.             3,150,000   (7,004)  3,142,996  5.89  Annually
JMG Capital Partners, L.P.       4,750,000  573,359   5,323,359  9.97  Quarterly
K Capital II, L.P.               6,000,000  367,800)  5,632,200 10.55  Quarterly
The MRG Nucleus Fund, L.P.       2,900,000  110,146   3,010,146  5.64  Quarterly
Narragansett I, LP               3,350,000   62,387   3,412,387  6.39  Annually
Owenoke Associates, L.P.         1,100,000 (242,832)    857,168  1.61  Quarterly
P.A.W. Partners, L.P.            1,100,000   66,934   1,166,934  2.19  Quarterly
Peninsula Fund, L.P.             2,900,000 (242,292)  2,657,708  4.98  Annually
Quaker Capital Partners I, L.P.  1,500,000  323,400   1,823,400  3.42  Annually
SAB Capital Partners, L.P.       4,000,000   98,676   4,098,676  7.68  Annually
Satellite Fund II, L.P.          3,000,000  151,668   3,151,668  5.90  Annually
Stark Investments Limited        2,750,000  232,417   2,982,417  5.59  Annually
Swiftcurrent Partners, L.P.      1,950,000  305,709   2,255,709  4.22  Annually
Thales Fund, L.P.                3,000,000 (120,768)  2,879,232  5.39  Annually
Tonga Partners, L.P.             2,200,000  544,051   2,744,051  5.14  Semi-ann.

                               ----------- ---------- ---------- -----
                               ----------- ---------- ---------- -----
Total                         $51,850,000 $1,528,826 $53,378,826 99.99

Other Assets, less Liabilities                             3,739  0.01

                                                  -------------- -------
Members' Equity--Net Assets                          $53,382,566 100.00%



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                                            Excelsior Hedge Fund of Funds I, LLC
                             Notes to Financial Statements (Unaudited) continued

                                                              September 30, 2001
      --------------------------------------------------------------------------

5. Investments (continued)

The Company's investments are summarized below based on the investment objectives of the specific Investment Funds at September 30, 2001.

          Investment Objective                     Cost              Fair Value

Distressed Securities/Arbitrage            $      19,500,000     $    19,968,876
Opportunistic - Long & Short                      11,450,000          11,652,419
Hedged - Long/Short                               11,350,000          12,298,334
Sector Funds - Hedged                              9,550,000           9,459,197
                                           -----------------     ---------------
                                           -----------------     ---------------
                                           $      51,850,000     $    53,378,826

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. However, as a result of the investments by the Company as a limited partner, the Company's liability with respect to its investments in the Investment Funds' is limited to the net asset value of its investment in each Investment Fund.

7. Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the period from April 1, 2001 to September 30, 2001:

     Ratio of net investment loss to average net assets                 -1.06%
     Ratio of operating expenses to average net assets                   1.07%
     Total return                                                        0.57% *

     * Total return assumes a purchase of a member interest in the Company at the beginning of the period and a sale of the Company interest on the last day of the period noted, and does not reflect the deduction of New Account Fees, if any, incurred by the members when subscribing to the Company (See Note 3).


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                                            Excelsior Hedge Fund of Funds I, LLC
                             Notes to Financial Statements (Unaudited) continued

                                                              September 30, 2001
      --------------------------------------------------------------------------

8. Subsequent Events

Effective October 1, 2001, members subscribed for $6,800,000.